787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock iShares® Dynamic Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc.
(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 30, 2014, to the Prospectus, dated April 30, 2014, for BlackRock iShares® Dynamic Allocation V.I. Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated June 30, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan Brizek
Ryan Brizek

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC